Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 60	$ 74
Dividends received on our common shares held in plan assets	$ 2	$ 2
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	0.4	0.4
Plan assets, fair value of our common shares	$ 83	$ 66
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	491	818
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	(20)	5
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	593	455
Estimated contributions to pension plans and other post-employment benefit plans	651
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	257	186
Net interest expense (income) for pension plans	(6)	(5)
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	2	2
Net interest expense (income) for pension plans	(158)	(145)
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	95	$ 91
Estimated contributions to pension plans and other post-employment benefit plans	$ 98